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                                    August 24, 2006




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn: Filing Desk, STOP 1-4

                                    EDGARLINK

Re: Comm Bancorp, Inc.
    Report on Form 8-K/A
    Commission File #0-17455

Dear Sir or Madam:

     In accordance with the Securities and Exchange Act of 1934, we are filing a copy of Form 8-K/A with respect to this company. This Form 8-K/A amends and restates Item 4.01 of the Form 8-K filed by Comm Bancorp, Inc. (the "Company") on August 17, 2006, in response to and compliance with a comment of the Staff of the Division of Corporation Finance set forth in the letter dated August 18, 2006. The comment requested the Company to cover the interim period from the date of the last audited financial statements as required by Item 304(a)(1)(iv) of Regulation S-K. An updated letter from the Company's former auditor addressing the revised disclosures is included as an exhibit to this Form 8-K/A.

     The Company acknowledges that:

- The Company is responsible for the adequacy and accuracy of the disclosure in this filing;

- Staff comments or changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

-    The Company may not assert staff comments as a defense in any
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     proceeding initiated by the Commission or any person under the federal securities law of the United States.


     Such filing has been made electronically via EDGARLINK.


                                         Sincerely,


                                         /s/ Scott A. Seasock
                                         -----------------------------
                                         Scott A. Seasock
                                         Executive Vice President
                                         and Chief Financial Officer
                                         (Principal Financial Officer)


enclosures

SAS/jk